ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

17.   ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Accrued expenses	44,621	81,407	11,693
Salaries and welfare payable	8,612	21,959	3,154
Business and other taxes payable	11,400	3,822	549
Payable to acquire the non-controlling interests of CCM (HK)	—	44,963	6,459
Amount due to Tianjin Jiatai Group	36,151	—	—
MD Anderson consulting fee payable	51,029	41,478	5,958
Acquisition payable for investment in CMCC	116,922	12,657	1,818
Consideration advance from JWYK (note 15)	4,320	—	—
Advance from customers	19,250	3,190	458
Other payables	125,701	67,625	9,714
	418,006	277,101	39,803